Financial Assets at Fair Value through Other Comprehensive Income ("FVTOCI") (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income
	December 31,
	2018	2019
	(in thousands)
Investments in equity instruments at FVTOCI:
Equity securities – listed stocks	$6,803,900	7,356,501
Equity securities – non-listed stocks	176,025	188,670
	$6,979,925	7,545,171